UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 27, 2018 to November 27, 2018

Commission File Number of issuing entity: 333-224484

Central Index Key Number of issuing entity: 0001108348

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)

(Exact name of issuing entity as specified in its charter)

DELAWARE	NOT APPLICABLE
(State or other jurisdiction of incorporation or organization of issuing entity)	(I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-224484-02

Central Index Key Number of issuing entity: 0000921864

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

NEW YORK	NOT APPLICABLE
(State or other jurisdiction of incorporation or organization of issuing entity)	(I.R.S. Employer Identification No. of issuing entity)

Commission File Number of sponsor and depositor: 333-224484-01

Central Index Key Number of sponsor (if applicable): 0001522616

CITIBANK, N.A.

(Exact name of sponsor and depositor as specified in its charter)

Christopher R. Becker, Esq., Associate General Counsel—Capital Markets

and Corporate Reporting, (212)-657-5090

(Name and telephone number, including area code, of the person to contact in connection with this filing.)

13-5266470

(I.R.S. Employer Identification No.)

c/o CITIBANK, N.A. 701 East 60th Street North, Mail Code 1162 Sioux Falls, South Dakota	57117
(Address of principal executive offices of issuing entities)	(Zip Code)

(605) 331-2639

(Telephone number, including area code)

NOT APPLICABLE

(Former name, former address, if changed since last report)

	Registered / reporting pursuant to			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Citiseries, Class A notes			☒
Citiseries, Class B notes			☒
Citiseries, Class C notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided below and in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the Citibank Credit Card Master Trust I’s assets and the collateral certificate for the due period ending November 27, 2018, and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

The issuance trust’s primary asset - and its primary source of funds for the payment of principal of and interest on the notes - is a collateral certificate issued by the master trust to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

During the due period ending November 27, 2018, no master trust assets were the subject of a demand to repurchase or replace for breach of the representations and warranties in the underlying transaction agreements. The most recent Form ABS-15G filed by Citibank, N.A. was filed on February 14, 2018, under CIK number 0001541816.

For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust’s Registration Statement on Form SF-3 (File No. 333-224484), as amended or supplemented to the date hereof.

PART II—OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On November 6, 2018, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2018-B2 Notes of November 2020 (Legal Maturity Date October 2022) in the principal amount of $650,000,000. The sale of the Class 2018-B2 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof.

On November 6, 2018, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2018-C2 Notes of November 2020 (Legal Maturity Date October 2022) in the principal amount of $880,000,000. The sale of the Class 2018-C2 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof.

Item7. Change of Sponsor Interest in the Securities.

The information required by Item 1124 of Regulation AB is provided in F.2a of the distribution report attached hereto as Exhibit 99, including the amount of change, if any, during the Due Period to which this report relates resulting from purchases, sales or other acquisitions or dispositions, as well as maturities, of Notes of the Citiseries by Citibank, N.A. from the prior Due Period, and Citibank, N.A.’s resulting interest in the Notes of the Citiseries outstanding at the end of the Due Period to which this report relates.

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending November 27, 2018 and the related Payment Dates for the Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK, N.A., as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I

Date: December 17, 2018	By:	/s/ Bennett L. Kyte
Bennett L. Kyte Vice President